Appendix 2.1 Additional Information No. 715 of February 3, 2012 - Summary of Trade Receivables by Aging (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade And Other Receivables [Line Items]
Trade receivables, Current	$ 1,419,662,852	$ 1,361,832,944
Trade receivables, Non-current	1,063,420,598	763,183,696
Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,502,576,369	1,427,709,524
Trade receivables, Non-current	1,065,146,628	775,262,173
Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(82,913,517)	(65,876,580)
Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		618,845
1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	27,906,014	31,020,366
1-30 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	28,315,349	31,474,982
1-30 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(409,335)	(454,616)
31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	15,423,445	46,509,422
31-60 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	17,140,561	48,358,190
31-60 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(1,717,116)	(1,848,768)
61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		16,256,814
61 - 90 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current		17,972,222
61 - 90 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		(1,715,408)
61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	13,265,305
61-90 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	15,086,512
61-90 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(1,821,207)
91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	10,854,214	14,699,708
91 - 120 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	12,572,821	16,543,822
91 - 120 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(1,718,607)	(1,844,114)
121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	10,775,955	9,378,937
121-150 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	12,650,247	11,522,260
121-150 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(1,874,292)	(2,143,323)
151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	13,225,298	24,974,451
151-180 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	15,441,857	27,808,169
151-180 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(2,216,559)	(2,833,718)
181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	4,952,580	7,788,184
181-210 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,821,092	11,142,122
181-210 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(2,868,512)	(3,353,938)
211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	2,292,661	25,016,999
211-250 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	4,784,424	28,572,932
211-250 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(2,491,763)	(3,555,933)
More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,314,775	39,684,669
More than 251 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	13,490,852	47,952,600
More than 251 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(8,176,077)	(8,267,931)
More than 365 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	26,130,769	90,256,399
More than 365 days [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	75,359,568	111,539,541
More than 365 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(49,228,799)	(21,283,142)
More than 365 days [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		402,485
Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,289,521,836	1,056,246,995
Current Portfolio [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,299,913,086	1,074,822,684
Current Portfolio [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(10,391,250)	(18,575,689)
Current Portfolio [Member] | Other Consumers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		216,360
Non-Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	1,063,420,598	763,183,696
Non-Current Portfolio [Member] | Gross
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	1,065,146,628	775,262,173
Non-Current Portfolio [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	(1,726,030)	(12,078,477)
Portfolio stratification [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		331,194,439
Portfolio stratification [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		235,571,609
Portfolio stratification [Member] | 1-30 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		19,413,297
Portfolio stratification [Member] | 31-60 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		12,774,725
Portfolio stratification [Member] | 61 - 90 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		8,460,377
Portfolio stratification [Member] | 91 - 120 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		6,286,064
Portfolio stratification [Member] | 121-150 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		6,572,131
Portfolio stratification [Member] | 151-180 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		6,205,293
Portfolio stratification [Member] | 181-210 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		5,412,469
Portfolio stratification [Member] | 211-250 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		4,853,310
Portfolio stratification [Member] | More than 251 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		12,262,562
Portfolio stratification [Member] | More than 365 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		95,388,069
Portfolio stratification [Member] | Current Portfolio [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		331,194,439
Portfolio stratification [Member] | Current Portfolio [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		57,943,312
Portfolio stratification [Member] | Non-Current Portfolio [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current		744,470,323
Portfolio stratification [Member] | Non-Current Portfolio [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current		28,556,902
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	791,431,814	860,943,476
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(4,365,319)	(5,143,664)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	791,431,814	860,324,631
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	47,895,620	557,351,449
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	743,536,194	303,592,027
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,254,163	12,061,685
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(31,931)	(86,661)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,254,163	12,061,685
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,254,163	12,061,685
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,837,793	35,583,465
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(30,065)	(759,055)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,837,793	35,583,465
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,837,793	35,583,465
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		9,511,845
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		(199,997)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		9,511,845
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		9,511,845
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,872,271
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(33,105)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,872,271
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,872,271
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,067,483	10,257,758
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(29,576)	(218,187)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,067,483	10,257,758
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,067,483	10,257,758
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,760,256	4,950,129
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(32,378)	(104,314)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,760,256	4,950,129
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,760,256	4,950,129
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	10,247,704	21,602,876
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(42,701)	(460,833)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	10,247,704	21,602,876
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	10,247,704	21,602,876
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,862,387	5,729,653
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(16,088)	(122,220)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,862,387	5,729,653
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,862,387	5,729,653
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,595,126	23,719,622
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(6,641)	(503,753)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,595,126	23,719,622
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,595,126	23,719,622
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	705,857	35,690,038
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(2,336)	(755,173)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	705,857	35,690,038
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	705,857	35,690,038
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 365 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,249,888	16,151,472
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(24,612)	(720,399)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,249,888	15,748,987
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,249,888	16,151,472
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	737,978,886	685,684,933
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(4,115,886)	(1,213,072)
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	737,978,886	685,468,573
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	47,895,620	557,351,449
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	690,083,266	128,333,484
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Non-Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	6,000,627	2,234,948
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Non-Current Portfolio [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	(6,808)	5,257
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Non-Current Portfolio [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	6,000,627	2,234,948
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Non-Current Portfolio [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current		2,234,948
Trade receivables, Generation and Transmission [Member] | Portfolio stratification [Member] | Non-Current Portfolio [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	6,000,627
Trade receivables, distribution [Member] | Portfolio stratification [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	711,144,555	566,766,048
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(78,548,198)	(60,732,916)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	637,668,076	492,904,287
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	43,960,711	36,099,931
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	29,515,768	37,761,830
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	488,507,474
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	222,637,081
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	25,061,186	19,413,297
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(377,404)	(367,955)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	19,027,198	13,606,413
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,491,346	3,430,853
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	2,542,642	2,376,031
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 1-30 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	25,061,186
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	11,302,768	12,774,725
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(1,687,051)	(1,089,713)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	8,355,567	8,670,840
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,400,729	1,777,236
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	1,546,472	2,326,649
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 31-60 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	11,302,768
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		8,460,377
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		(1,515,411)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current		(6,786,030)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		583,180
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61 - 90 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current		1,091,167
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,214,241
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(1,788,102)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	6,184,080
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	431,151
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	599,010
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 61-90 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	7,214,241
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,505,338	6,286,064
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(1,689,031)	(1,625,927)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	4,793,604	5,328,004
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	389,604	465,211
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	322,130	492,849
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 91 - 120 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,505,338
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	4,889,991	6,572,131
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(1,841,914)	(2,039,009)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	4,574,364	5,290,332
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	47,304	320,367
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	268,323	961,432
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 121-150 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	4,889,991
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,194,153	6,205,293
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(2,173,858)	(2,372,885)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	4,918,101	5,429,950
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	75,422	63,668
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	200,630	711,675
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 151-180 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	5,194,153
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,958,705	5,412,469
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(2,852,424)	(3,231,718)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,672,886	4,254,816
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	92,193	143,118
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	193,626	1,014,535
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 181-210 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,958,705
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,189,298	4,853,310
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(2,485,122)	(3,052,180)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	2,893,724	4,083,091
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	88,961	78,772
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	206,613	691,447
Trade receivables, distribution [Member] | Portfolio stratification [Member] | 211-250 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,189,298
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	12,784,995	12,262,562
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(8,173,741)	(7,512,758)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	9,192,186	10,122,853
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	3,324,501	479,814
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	268,308	1,659,895
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 251 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	12,784,995
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	70,109,680	95,388,069
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(49,204,187)	(20,562,743)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	55,309,483	75,072,837
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	4,846,539	7,900,893
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	9,953,658	12,414,339
Trade receivables, distribution [Member] | Portfolio stratification [Member] | More than 365 days [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	70,109,680
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	561,934,200	389,137,751
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	(6,275,364)	(17,362,617)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	518,746,883	354,259,121
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	29,772,961	20,856,819
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	13,414,356	14,021,811
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	488,507,474
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Current Portfolio [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Current	73,426,726
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Non-Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	1,059,146,001	773,027,225
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Non-Current Portfolio [Member] | Accumulated impairment [member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	(1,719,222)	(12,073,220)
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Non-Current Portfolio [Member] | Mass-market Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	1,058,749,474	767,893,506
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Non-Current Portfolio [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	201,730	3,515,123
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Non-Current Portfolio [Member] | Institutional customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	194,797	$ 1,618,596
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Non-Current Portfolio [Member] | Unbilled services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	960,193,812
Trade receivables, distribution [Member] | Portfolio stratification [Member] | Non-Current Portfolio [Member] | Services billed [Member]
Trade And Other Receivables [Line Items]
Trade receivables, Non-current	$ 18,308,503